Fair value of financial instruments - Assets and liabilities held at fair value by product type (Narrative) (Details) - Preference shares [member] £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) through reclassification of financial instruments	£ 390
Other [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) through reclassification of financial instruments	£ (390)